LOANS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Summary of loans receivable
A summary of the Company’s loans receivables is presented as follows:

	As of December 31, 2017	As of December 31, 2018
	US$’000	US$’000
Personal loans	149,028	127,680
Total Loans receivable	149,028	127,680

Allowance for loan losses
Individually assessed	574	546
Collectively assessed	4,342	3,283
Loans receivable, net	144,112	123,851

Current portion	129,438	117,602
Non-current portion	14,674	6,249

Financing Receivable Credit Quality Indicators
The following table summarizes the Company’s loan portfolio by credit quality indicator as of December 31, 2018 and 2017, respectively:

Internal credit risk rating	As of December 31, 2017%		As of December 31, 2018%
	US$		US$
Pass	144,908	97.2	121,931	96.0
Special attention	763	0.5	1,383	1.0
Non-performing	3,357	2.3	4,366	3.0

Total	149,028	100	127,680	100

Past Due Financing Receivables
The following tables represent the aging of loans by portfolio segment as of December 31, 2017 and 2018, respectively:

As of December 31,2018	90-179 days past due	180-365 days past due	Over 1 year past due	Total	Current	Total loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	1,717	164	3,345	5,226	122,454	127,680

Total	1,717	164	3,345	5,226	122,454	127,680

As of December 31,2017	90-179 days past due	180-365 days past due	Over 1 year past due	Total	Current	Total loans
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Personal loans	245	180	3,445	3,870	145,158	149,028

Total	245	180	3,445	3,870	145,158	149,028

Allowance for Credit Losses on Financing Receivables
The following tables present the activity in the allowance for loan losses in loans receivable by loan portfolio as of and for the year ended December 31, 2017 and 2018, respectively:

For the year ended December 31, 2018	Personal loans
Beginning balance	4,916
Provision	2,776
Reversal	(3,660)
Foreign currency translation adjustments	(203)

Ending balance	3,829
Ending balance: individually evaluated for impairment	546
Ending balance: collectively evaluated for impairment	3,283
Loans
Of which individually evaluated for impairment	546
Of which collectively evaluated for impairment	127,134

For the year ended December 31, 2017	Personal
Beginning balance	3,736
Provision	1,180
Write offs	-
Ending balance	4,916
Ending balance: individually evaluated for impairment	574
Ending balance: collectively evaluated for impairment	4,342
Loans
Of which individually evaluated for impairment	4,477
Of which collectively evaluated for impairment	144,551